INTANGIBLE ASSET, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSET, NET

7. INTANGIBLE ASSET, NET

Intangible asset consisted of the following at September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Software	$10,609	$8,564
Less: Accumulated amortization	(7,769)	(7,295)
Intangible asset, net	$2,840	$1,269

Amortization expense for the three months ended September 30, 2023 and 2022 was $387 and $591, respectively.

Amortization expense for the nine months ended September 30, 2023 and 2022 was $905 and $1,885, respectively.

7. INTANGIBLE ASSET, NET

Intangible asset consisted of the following at December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Software	$8,564	$7,896
Less: Accumulated amortization	(7,295)	(5,956)
Intangible asset, net	$1,269	$1,940

Amortization expense for the years ended December 31, 2022 and 2021 was $2,023 and $1,080.